Accrued warranty cost	12 Months Ended
Dec. 31, 2016
Accrued warranty cost
Accrued warranty cost

19.  Accrued warranty cost

The movement of Group’s accrued warranty costs for solar module is summarized below:

	As of December 31,	As of December 31,	As of December 31,
	2014	2015	2016
	RMB	RMB	RMB
Beginning balance	158,897	251,740	380,132
Warranty provision	92,843	128,392	153,082
Warranty utilization	—	—	—

Ending balance	251,740	380,132	533,214